SCHEDULE OF OUTSTANDING DEBT (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2021
Empowered Dental Loan [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	2020-12
Payroll Protection Program [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	2022-05